Oil and Gas Properties - Sensitivity of the Estimated Recoverable Amount of Possible Changes (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Sensitivity Analysis Of Discount Rate, Impact of 1 Percent Increase	$ 142,321
Sensitivity Analysis Of Discount Rate, Impact of 1 Percent Decrease	(160,235)
Sensitivity Analysis Of Change In Oil Price, Increase	(161,559)
Sensitivity Analysis Of Change In Oil Price, Decrease	161,559
Sensitivity Analysis Of Change In Gas Price, Increase	(43,385)
Sensitivity Analysis Of Change In Gas Price, Decrease	43,385
Conventional CGU
Disclosure of detailed information about property, plant and equipment [line items]
Sensitivity Analysis Of Discount Rate, Impact of 1 Percent Increase	4,501
Sensitivity Analysis Of Discount Rate, Impact of 1 Percent Decrease	(4,673)
Sensitivity Analysis Of Change In Oil Price, Increase	(6,000)
Sensitivity Analysis Of Change In Oil Price, Decrease	6,000
Sensitivity Analysis Of Change In Gas Price, Increase	(12,000)
Sensitivity Analysis Of Change In Gas Price, Decrease	12,000
Eagle Ford CGU
Disclosure of detailed information about property, plant and equipment [line items]
Sensitivity Analysis Of Discount Rate, Impact of 1 Percent Increase	137,820
Sensitivity Analysis Of Discount Rate, Impact of 1 Percent Decrease	(155,562)
Sensitivity Analysis Of Change In Oil Price, Increase	(155,559)
Sensitivity Analysis Of Change In Oil Price, Decrease	155,559
Sensitivity Analysis Of Change In Gas Price, Increase	(31,385)
Sensitivity Analysis Of Change In Gas Price, Decrease	$ 31,385